Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments, net.
Summary of Group's long term investments

	As of December 31,
	2021	2022
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Investee C	8,000	8,000
Total measurement alternative investments	13,000	13,000
Less: impairment	(1,000)	(5,000)
Long-term investments, net	12,000	8,000